Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2019 USD ($) Tonne	Dec. 31, 2018 USD ($) Tonne
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | Tonne	704,370	767,111
Notional amount | $	$ 1,656	$ 1,786
Average hedged rate (in US$ per tonne)	2,351	2,328
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | Tonne	65,226	56,481
Notional amount | $	$ 138	$ 114
Average hedged rate (in US$ per tonne)	2,114	2,013
Between 1 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | Tonne	286,617	286,666
Notional amount | $	$ 647	$ 634
Average hedged rate (in US$ per tonne)	2,257	2,210
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | Tonne	352,527	358,416
Notional amount | $	$ 871	$ 870
Average hedged rate (in US$ per tonne)	2,471	2,426
After 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | Tonne	0	65,548
Notional amount | $	$ 0	$ 168
Average hedged rate (in US$ per tonne)	0	2,562